INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 9 – INTANGIBLE ASSETS

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2016	2017
	In USD thousands				In USD thousands				In USD thousands
Composition in 2017
Intellectual property	193	6,703	-	6,896	96	-	-	96	97	6,800
Computer software	385	182	-	567	301	43	-	344	84	223
	578	6,885	-	7,463	397	43	-	440	181	7,023

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2017	2018
	In USD thousands				In USD thousands				In USD thousands
Composition in 2018
Intellectual property	6,896	15,000	-	21,896	96	-	-	96	6,800	21,800
Computer software	567	43	-	610	344	94	-	438	223	172
	7,463	15,043	-	22,506	440	94	-	534	7,023	21,972

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	In USD thousands				In USD thousands				In USD thousands
Composition in 2019
Intellectual property	21,896	-	-	21,896	96	-	-	96	21,800	21,800
Computer software	610	6	-	616	438	87	-	525	172	91
	22,506	6	-	22,512	534	87	-	621	21,972	21,891